Borrowings (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012
Mortgage loans sold under agreement to repurchase
Number of borrowing facilities	5
Number of borrowing facilities that provide for sales of mortgage loans under agreements to repurchase	4
Number of secured note payable borrowing facilities	1
Year end:
Balance	$ 471,592,000	$ 393,534,000		$ 387,883,000	$ 500,427,000	$ 180,049,000	$ 361,478,000	$ 220,546,000	$ 159,547,000
Fair value of mortgage loans securing agreements to repurchase	512,350,000	438,850,000
During the Year:
Amortization of commitment fees excluded from calculation of Weighted average interest rate	5,014,000	1,866,000	1,028,000
PMT | Sale and assignment agreement
During the Year:
Proceeds from sale of right to receive excess cash flow generated from the pool of mortgage loans	139,000,000
Loan Repo Facility
Year end:
Balance	471,592,000	393,534,000	77,700,000
Unused amount	528,408,000	106,466,000	22,300,000
Weighted average interest rate (as a percent)	1.79%	2.20%	2.39%
Fair value of mortgage loans securing agreements to repurchase	512,350,000	438,850,000	86,787,000
During the Year:
Average balance of mortgage loans sold under agreements to repurchase	344,625,000	172,729,000	24,905,000
Weighted-average interest rate (as a percent)	1.96%	2.24%	2.66%
Total interest expense	10,863,000	5,927,000	1,875,000
Maximum daily amount outstanding	623,523,000	441,245,000	127,593,000
Amortization of commitment fees excluded from calculation of Weighted average interest rate	4,000,000	2,000,000	1,000,000
Weighted-average maturity	2 months 18 days
Deposit with loan repurchase agreement counterparties	1,500,000	6,800,000
Loan Repo Facility | Credit Suisse First Boston Mortgage Capital LLC
During the Year:
Amount at risk	19,593,000
Loan Repo Facility | Bank of America, N.A.
During the Year:
Amount at risk	19,195,000
Loan Repo Facility | Morgan Stanley
During the Year:
Amount at risk	3,103,000
Loan Repo Facility | Within 30 days
Year end:
Balance	782,000
Loan Repo Facility | Over 30 to 90 days
Year end:
Balance	$ 470,810,000
Loan Repo Facility | Overnight cost-of funds rate
Mortgage loans sold under agreement to repurchase
Number of borrowing facilities that provide for sales of mortgage loans under agreements to repurchase	1
Loan Repo Facility | LIBOR
Mortgage loans sold under agreement to repurchase
Number of borrowing facilities that provide for sales of mortgage loans under agreements to repurchase	3